Revenues and Contract Costs - Additional Information (Details)	3 Months Ended		4 Months Ended
	Mar. 31, 2019 USD ($) segment	Mar. 31, 2018 USD ($)	Aug. 08, 2019 segment
Disaggregation of Revenue [Line Items]
Number of reportable segments | segment	2
Revenues from leasing arrangements, captive reinsurance arrangements and interest on equipment financed	$ 787,000,000	$ 1,200,000,000
Amortization of deferred contract costs	615,000,000	405,000,000
Contract assets impairment charge	0	0
Media Business
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	$ 1,800,000,000	$ 1,900,000,000
Wireless postpaid contracts
Disaggregation of Revenue [Line Items]
Percentage of month-to-month contracts of total service contracts	86.00%	82.00%
Wireline Consumer and Small and Medium Business contracts
Disaggregation of Revenue [Line Items]
Percentage of month-to-month contracts of total service contracts	55.00%	57.00%
Subsequent Event
Disaggregation of Revenue [Line Items]
Number of reportable segments | segment			2